Related Party Transactions - Related Party Transactions (Details) - Key Management Personnel - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 5,048	€ 5,207	€ 10,448	€ 9,490
Long-term employee benefits	0	113	0	224
Post-employment benefits	185	203	489	442
Termination benefits	0	476	0	476
Share-based compensation	110	122	220	243
Key management personnel compensation, Total	€ 5,343	€ 6,121	€ 11,157	€ 10,875